FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000

        Check here if Amendment [ ]: Amendment Number:

        This Amendment (Check only one.):

                               [ ] is a restatement

                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey Halis
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Title:
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Phone:         212-588-9697
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Signature, Place, and Date of Signing:

/s/Jeffrey Halis
New York, New York

May 5, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        46

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Form 13F Information Table Value Total:      65,854 (thousands)

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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
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Form 13F File Number 28-
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Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Associated  Banc Corp.         COM              045487105      468    15653 SH       SOLE                    15653
Brookline Bancorp              COM              113739106      229    24100 SH       SOLE                    24100
Capitol Federal Financial      COM              14057C106     2402   254500 SH       SOLE                   254500
Commercial Federal Corporation COM              201647104      216    12991 SH       SOLE                    12991
Connecticut Bancshares Inc.    COM              207540105      460    42500 SH       SOLE                    42500
Empire Federal Bancorp Inc.    COM              291657104      709    64416 SH       SOLE                    64416
Evertrust Financial Group Inc. COM              300412103     1615   164600 SH       SOLE                   164600
First Citizens Bancshares Inc. COM              31946M103      362     6409 SH       SOLE                     6409
Homestead Bancorp              COM              437698103      228    36191 SH       SOLE                    36191
Hudson City Bancorp            COM              443683107     3766   257500 SH       SOLE                   257500
Landmark Bancshares Inc.       COM              514928100      264    18500 SH       SOLE                    18500
Leeds Federal Bankshares Inc.  COM              524226107     1316   134945 SH       SOLE                   134945
Liberty Bancorp                COM              529905101     1318   202696 SH       SOLE                   202696
MFS Financial Inc.             COM              55273L107     1895   215000 SH       SOLE                   215000
Montgomery Financial Corp      COM              613826106       95    11200 SH       SOLE                    11200
Redwood Trust Inc.             COM              758075402      773    52200 SH       SOLE                    52200
Rome Bancorp Inc.              COM              775877103      132    20000 SH       SOLE                    20000
Willow Grove Bancorp           COM              97111E101     1122   132023 SH       SOLE                   132023
AT&T Corp.                     COM              001957109      585    10384 SH       SOLE                    10384
Alleghany Corp                 COM              017175100     1018     5416 SH       SOLE                     5416
CMP Group                      COM              125887109     3416   117300 SH       SOLE                   117300
Cardinal Health                COM              14149Y108      459    10000 SH       SOLE                    10000
Deluxe Corporation             COM              248019101      397    15000 SH       SOLE                    15000
Fidelity National Financial In COM              316326107     1982   143525 SH       SOLE                   143525
Florida Progress Corp.         COM              341109106     2468    53800 SH       SOLE                    53800
Harris Corp.                   COM              413875105     1158    33500 SH       SOLE                    33500
Huttig Building Products       COM              448451104     1299   288700 SH       SOLE                   288700
Labone Inc.                    COM              50540L105      268    40419 SH       SOLE                    40419
Lanier Worldwide               COM              51589L105       79    38500 SH       SOLE                    38500
Liberte Investors              COM              530154103       79    23117 SH       SOLE                    23117
MCN Energy Group Inc.          COM              55267J100     1427    57100 SH       SOLE                    57100
Magellan Health Services Inc.  COM              559079108      385    80100 SH       SOLE                    80100
Mediaone Group, Inc.           COM              58440J104     1498    18500 SH       SOLE                    18500
Momentum Business Apps Inc.    COM              60877P108      218    27700 SH       SOLE                    27700
Niagara Mohawk Holdings Inc.   COM              653520106     2314   171400 SH       SOLE                   171400
Octel Corp                     COM              675727101     8039   824500 SH       SOLE                   824500
Pactiv Corp                    COM              695257105     1354   155900 SH       SOLE                   155900
Peoples Bancorp IN             COM              709788103      563    40546 SH       SOLE                    40546
Primex Technologies            COM              741597108     1680    78837 SH       SOLE                    78837
Quest Diagnostics              COM              74834L100     1790    45020 SH       SOLE                    45020
Richmond County Financial Corp.COM              764556106      421    26080 SH       SOLE                    26080
Seagate Technology Inc.        COM              811804103     1988    32200 SH       SOLE                    32200
Teledyne Technologies Inc.     COM              879360105     6590   379300 SH       SOLE                   379300
Telephone & Data Sys. Inc.     COM              879433100     3258    29350 SH       SOLE                    29350
Walter Industries Inc.         COM              93317Q105     2588   333952 SH       SOLE                   333952
Water Pik Technologies         COM              94113U100     1163   160400 SH       SOLE                   160400